Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				4 Months Ended	12 Months Ended						60 Months Ended	72 Months Ended			84 Months Ended
	Dec. 18, 2018 $ / shares shares	Dec. 10, 2018 $ / shares shares	May 24, 2013 $ / shares	Mar. 31, 2019 Vote	Mar. 31, 2026 USD ($) Vote $ / shares shares	Mar. 31, 2026 CNY (¥) Vote shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) shares	May 14, 2024 USD ($)	Sep. 01, 2022 USD ($)	Dec. 09, 2018 USD ($) $ / shares shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001
Number of shares subdivided into for each share			100
Ordinary shares, shares authorized																			50,000,000,000
Authorized share capital | $																			$ 500,000
Minimum percentage threshold of ownership in the Company where Tencent has vote power					50.00%	50.00%
Stock repurchase authorized value | $																	$ 8,000
Repurchase of ordinary shares					0	0	15,323,400	15,323,400	0	0
Open Market
Class of Stock [Line Items]
Repurchase of ordinary shares value					$ 0		$ 117	¥ 823	$ 0
Stock repurchase weighted average price | $ / shares							$ 0.01				$ 0.01		$ 0.01
American Depository Shares [Member]
Class of Stock [Line Items]
Stock repurchase authorized value | $																	$ 8,000	$ 10,000
Treasury Stock, Common [Member]
Class of Stock [Line Items]
Amount of sale of ordinary shares | ¥						¥ 7
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares					$ 0.00001		$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001				$ 0.00001
Ordinary shares, shares authorized					49,000,000,000		49,000,000,000				49,000,000,000	49,000,000,000	49,000,000,000		49,000,000,000				49,000,000,000
Ordinary shares, shares issued					2,439,349,000		2,436,575,800				2,436,575,800	2,439,349,000	2,436,575,800		2,439,349,000
Ordinary shares, shares outstanding					2,151,753,900		2,148,858,300				2,148,858,300	2,151,753,900	2,148,858,300		2,151,753,900
Number of ordinary shares represented by ADS					300	300
Number of votes each ordinary share is entitled | Vote					1	1
Ordinary shares sold					122,400	122,400
Class A Ordinary Shares | Open Market
Class of Stock [Line Items]
Repurchase of ordinary shares							15,323,400	15,323,400	110,434,025	110,434,025	125,757,425	125,757,425
Repurchase of ordinary shares value									$ 6,294	¥ 41,950			$ 6,411	¥ 42,773	$ 6,411	¥ 42,773
Stock repurchase weighted average price | $ / shares					$ 0.05		$ 0.05		$ 0.06		$ 0.05	$ 0.05	$ 0.05		$ 0.05
Class A Ordinary Shares | From Certain Shareholders
Class of Stock [Line Items]
Repurchase of ordinary shares									161,960,075	161,960,075			161,960,075	161,960,075	161,960,075	161,960,075
Repurchase of ordinary shares value									$ 13,799	¥ 95,496			$ 13,799	¥ 95,496	$ 13,799	¥ 95,496
Stock repurchase weighted average price | $ / shares					0.09		0.09		$ 0.09		0.09	0.09	$ 0.09		$ 0.09
Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Ordinary Shares issued		118,750,000
Share Price | $ / shares		$ 0.56
Class A Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Ordinary Shares issued	2,122,750
Share Price | $ / shares	$ 0.56
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares					$ 0.00001		$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001				$ 0.00001
Ordinary shares, shares authorized					500,000,000		500,000,000				500,000,000	500,000,000	500,000,000		500,000,000				500,000,000
Ordinary shares, shares issued					303,234,004		303,234,004				303,234,004	303,234,004	303,234,004		303,234,004
Ordinary shares, shares outstanding					303,234,004		303,234,004				303,234,004	303,234,004	303,234,004		303,234,004
Number of votes each ordinary share is entitled | Vote				30
Other Classes of Stock
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares																			$ 0.00001
Ordinary shares, shares authorized																			500,000,000